UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2019

Item 1. Reports to Stockholders.

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Micro Cap Growth Fund

Annual Report
August 31, 2019

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Micro Cap Growth Fund are mutual funds with the
primary investment objective of long-term growth of capital.

The Jacob Internet Fund has current income as a secondary objective.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission “SEC”, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (if you invest directly with a Fund) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1-888-522-6239 or by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-888-522-6239 to let the Fund know of your request. Your election to receive in paper will apply to all Funds held in your account.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdowns	4
Fund Performance	7
Schedules of Investments	12
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	26
Notes to the Financial Statements	31
Report of Independent Registered Public
Accounting Firm	44
Additional Information on Fund Expenses	45
Additional Information	47

Dear Fellow Investors,

By and large, most major domestic stock indices finished this past fiscal year at levels not too far off from where they started, but it was hardly an uneventful twelve months for either the economy or the markets. Starting off last September, the US economy seemed poised for a continuation of an improving outlook, with the potential to finally exit the endless sub-3% growth our economy had been stuck in for more than a decade. Unfortunately, the first shots of a trade war with China started soon thereafter, and we have been dealing with the economic consequences ever since. The ramifications of the trade uncertainty, combined with sluggish growth in Europe, precipitated many countries around the world to teeter on the brink of recession, while the US – the best house on a troubled block – has had to deal with ever-increasing deficits and the lapping of the previous year’s tax reform. Central banks have not had much success mitigating this slowdown, despite utilizing record amounts of monetary stimulus. Interest rates around the world began to fall further, with many countries now entering the unchartered waters of negative interest rates. While it can be debated as to the ramifications of these circumstances, it is undeniable that it reflects an overwhelming pessimism of global investors. Our belief is that generally speaking valuations have already mostly reflected these factors, and that certain sectors of the markets have been too severely discounted. Although we acknowledge that we have had a more treacherous year than anticipated a year ago, and remain keenly focused on political developments in this country which may impact future prospects, rest assured that we will continue to focus our efforts on those companies whose opportunities are still vast and that can overcome this uncertain environment.

Jacob Internet Fund

The Jacob Internet Fund was up 4.61% for the fiscal period ended August 31, 2019, outperforming the NASDAQ Composite Index which was down -0.69%. The Fund underperformed early in the fiscal period as extreme market weakness was more pronounced in the smaller companies we tend to favor. However, that same small-cap concentration resulted in the Fund picking up ground after the end of the calendar year, helping to make up its deficit quickly and end the fiscal year in positive territory. A key part of the Fund’s strategy has always been to include early-stage businesses that have significant upside potential in order to have a more meaningful impact on the Fund’s performance. We still believe this more diverse mix of market caps compared to our peers and the major indices should provide the Fund an opportunity to significantly outperform over the long term.

As for individual holdings, once again it was some of the largest portfolio weightings in the Fund that contributed the most to our returns. The largest standout was a long-held position in Digital Turbine, which was up over 443% in the period. After years of poor execution and industry hiccups, the mobile app solutions provider was finally able to show the type of growth and operating leverage we were convinced was possible for many years. The company had locked up its two major carrier customers, was seeing significant traction in the marketplace, and had an important technological innovation on the horizon. Other providers of core technology platforms also posted impressive results, such as database developer MongoDB and digital communications enabler Twilio, with gains of 88% and 62% respectively. Long-time holding Mitek Systems continued to dominate with its online check cashing technology and expanded its security ID businesses, posting nearly a 40% gain for the year. Online payroll and electronic payment solutions continue to be central themes in our portfolio, with Paylocity and PayPal gaining 37% and 18%, respectively, in the period. Finally, Twitter notably was the only large cap internet company to significantly contribute to the Fund’s outperformance, up over 21% in the fiscal year.

In terms of negative contributors to our performance, there were a few positions that had significant declines that certainly hurt, but two specific areas of investment – Chinese companies troubled by economic and trade war concerns, and financial holdings affected by falling interest rates – had the most impact. Yext, one of our larger software holdings, struggled through a business transition away from smaller accounts to focus on larger enterprise contracts and was down -37% in the period. USA Technologies, which has had a number of significant problems handling its internal financial reporting, including the most recent announcement of issues arising from a prior acquisition, was down -49% in the period. The most obvious specific area of weakness for the Fund was from long-held positions in Chinese companies. Sina and YY were disproportionately hurt by trade tensions and slowing growth in the Chinese economy, and were down -42% and -25%, respectively. Additionally, due mainly to a continued decline in interest rates, financial holdings in E*Trade and First Internet Bancorp were down -28% and -35%, respectively. While all of these above mentioned companies are still in the Fund’s portfolio, most are currently smaller position sizes than at the start of the fiscal year.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund Investor Class was down -16.35% in the fiscal year, while the Russell 2000 Growth Index was down -11.02%. Besides our investments in Chinese names that we outlined above, it was the retail & energy sectors that most negatively impacted the Fund’s performance versus the indices and its peers. Not surprisingly, both of these areas have some of the highest correlation to broader economic activity, and were affected by ongoing concerns regarding global growth and potential tariff implications.

The two worst performing holdings in the period were Ring Energy and Rosehill Resources, down -88% and -77%, respectively. Both are very small oil exploration companies that tend to be the most susceptible to weakness in energy prices. Additionally, our largest energy holding Carrizo Oil & Gas, was down over -65% in the period. Three of our retail holdings, RTW Retailwinds, Tilly’s and American Eagle, were down -74%, -50% and -33%, respectively in the period. Although, RTW and Tilly’s are no longer holdings in the Fund, we have added a new position in Urban Outfitters as we believe valuations in the retail sector have become too depressed.

Although it was a challenging fiscal year for the Fund, we did have some notable holdings boost our performance. The most meaningful positive contributor was long time holding Harrow Health, up over 85% in the period, which was a new purchase in this Fund. The ophthalmology pharmaceutical company has continued to move away from general compounded pharmacy products and focusing instead on launching separate companies in order to get FDA approved drugs to market. Alphatec, also one of our new holdings, was up 49% in the period. The company is an exciting business transformation story – a sleepy spinal surgery product company being infused with a completely new management team that has attracted some of the best sales & research talent in the industry. Many of the smaller technology names mentioned above, including MongoDB, Mitek and Paylocity, also had a meaningful positive impact on Fund performance in the fiscal year.

Jacob Micro Cap Growth Fund

The Jacob Micro Cap Growth Fund Investor Class was up 3.89% in the fiscal period, while the Russell Microcap Growth Index was down -22.54%. Micro-cap stocks were some of the worst performers during the year, and in general the numbers got uglier as you moved down the capitalization scale, so the outperformance of our Fund was particularly satisfying given that it holds a much higher percentage of those lower-capitalized names than almost all of our peers.

We benefitted greatly during the period from a handful of really strong performers. We already discussed Digital Turbine, an investment that was a terrific example of profiting from being secure in our convictions, adding to our position as the stock was hitting yearly lows despite the good news. We had other wins in the technology arena, such as new holding Impinj, up 141% in the period, which makes the RFID chips and hardware that help manufacturers and retailers track and make more efficient use of their supply chains.

Healthcare also provided the fund with a number of big winners, despite an overall bumpy period for the sector as a whole. Gene therapy company Krystal Biotech, up 174% in the period, was our biggest gainer in this area. Its skin platform technology continued to show some very promising early results for patients suffering from dystrophic epidermolysis bullosa, or DEB, a rare but often incredibly painful disease. Future gains are likely if the company’s proprietary technology proves capable of discovering solutions for a number of other skin diseases. iCAD, up 100% in the period,  has also been a holding for a while, and we are particularly excited about its future now that it has a solid new management team and catalysts in both of its two main businesses, cancer diagnostic imaging software and radiation therapy.

Our attempts to diversify our holdings and look farther afield for winners paid off with a couple of other new holdings – Score Media and Gaming, a Canadian media company that hopes to take its popular TheScore sports mobile app and move into the lucrative emerging legal sports business, was up 98% during the period; and Medicine Man Technologies, the Fund’s first cannabis investment (after years of trying to find something suitable), was up almost 52% as it morphs its profitable but small consulting company into Colorado’s largest vertically integrated cannabis grower and retailer.

Not every decision panned out, of course. We had very limited exposure to pure-play energy names during the year, but the one we did own, Ring Energy, was down more than 85%. Last year in this letter, we touted the potential of some of our junior lithium mining names, but the uncertain economic environment, as well as some issues specific to the electric vehicle market, caused further losses in those investments, and we have chosen to focus elsewhere at this time given financing challenges the miners are likely to experience in developing their operations. It might not be a surprise that our investments in retail – Build-A-Bear Workshop, RTW Retailwinds and Tilly’s – were all some of our worst performers given economic concerns and secular challenges. Still, these names have little to no debt and are either generating positive cash flow or aren’t too far off from doing so. As stated above, we believe the pessimism in this sector and our names has reached undue levels, and we are holding to our positions, or adding in certain cases.

As always, we believe that staying true to our investment philosophy and process is still key to obtaining the best possible long-term investment performance for our shareholders.  Thank you for your continued confidence and trust.

Ryan Jacob
Chairman and Chief Investment Officer
Portfolio Manager

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Diversification does not assure a profit or protect against a loss in a declining market.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change at any time. Forecasts cannot be guaranteed and should not be considered investment advice.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are more specific risks inherent in investing in the internet area, particularly with respect to smaller capitalized companies and the high volatility of internet stocks. The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Please refer to the schedules of investments for complete Fund holdings information.

The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.  Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.  It is not possible to invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2019
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2019
(as a percentage of total investments)
(Unaudited)

JACOB MICRO CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2019
(as a percentage of total investments)
(Unaudited)

Comparison of $10,000 Investment in
Jacob Internet Fund vs. Indices (Unaudited)

	Average Annual Total Returns
	through August 31, 2019
	One Year	Five Year	Ten Year
Jacob Internet Fund	4.61%	13.31%	15.52%
S&P 500® Index	2.92%	10.11%	13.45%
NASDAQ Composite Index	-0.69%	13.04%	16.16%
NASDAQ Internet Index	-2.28%	14.74%	21.14%

The Standard & Poor’s 500® Index (S&P 500®) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  The NASDAQ Internet Index (QNET) is a modified market capitalization-weighted index designed to track the performance of the largest and most liquid U.S.-listed companies engaged in internet-related businesses.  The returns of the indices are not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on September 1, 2009 and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than the original cost.

Comparison of $100,000 Investment in
Jacob Small Cap Growth Fund Institutional Class vs. Russell 2000 Growth Index (Unaudited)

	Average Annual Total Returns
	through August 31, 2019
	One Year	Five Year	Since Inception
Jacob Small Cap Growth Fund Institutional Class	-16.17%	5.06%	9.72%
Russell 2000 Growth Index	-11.02%	8.06%	12.89%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The return of the index is not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $100,000 made on November 12, 2012 (commencement of operations) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than the original cost.

Comparison of $10,000 Investment in
Jacob Small Cap Growth Fund Investor Class vs. Russell 2000 Growth Index (Unaudited)

	Average Annual Total Returns
	through August 31, 2019
	One Year	Five Year	Since Inception*
Jacob Small Cap Growth Fund Investor Class	-16.35%	4.77%	8.83%
Russell 2000 Growth Index	-11.02%	8.06%	12.83%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The return of the index is not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on February 1, 2010 (date of reorganization) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than the original cost.
 _______________
*
Fund performance is shown beginning on February 1, 2010, which is the date the Rockland Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into the Fund and the investment team of Jacob Asset Management of New York LLC (the “Adviser”) took over management of the Predecessor Fund’s portfolio.  The Predecessor Fund was managed by another investment advisory firm.  Performance information prior to February 1, 2010 is not shown.

Comparison of $100,000 Investment in
Jacob Micro Cap Growth Fund Institutional Class vs. Indices (Unaudited)

	Average Annual Total Returns
	through August 31, 2019
	One Year	Five Year	Since Inception*
Jacob Micro Cap Growth Fund Institutional Class	4.11%	8.44%	9.57%
Russell Microcap Growth Index	-22.54%	3.35%	8.18%
Russell 2000 Growth Index	-11.02%	8.06%	11.83%

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market.  It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The returns of the indices are not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $100,000 made on October 16, 2012 (the day the Adviser took over exclusive management) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
 _______________
*
Fund performance is shown beginning on October 16, 2012, which is when the Adviser’s investment team took over exclusive management of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) (the “Predecessor Fund”), which was reorganized into the Fund on November 12, 2012.  In previous years, the Predecessor Fund was managed by another investment advisory firm, and, from July 9, 2012 through October 15, 2012, it was managed by the Adviser along with the portfolio manager from the prior advisory firm.  Performance information prior to October 16, 2012 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

Comparison of $10,000 Investment in
Jacob Micro Cap Growth Fund Investor Class vs. Indices (Unaudited)

	Average Annual Total Returns
	through August 31, 2019
	One Year	Five Year	Since Inception*
Jacob Micro Cap Growth Fund Investor Class	3.89%	8.15%	9.26%
Russell Microcap Growth Index	-22.54%	3.35%	8.18%
Russell 2000 Growth Index	-11.02%	8.06%	11.83%

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market.  It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The returns of the indices are not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on October 16, 2012 (the day the Adviser took over exclusive management) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
_______________
*
Fund performance is shown beginning on October 16, 2012, which is when the Adviser’s investment team took over exclusive management of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) (the “Predecessor Fund”), which was reorganized into the Fund on November 12, 2012.  In previous years, the Predecessor Fund was managed by another investment advisory firm, and, from July 9, 2012 through October 15, 2012, it was managed by the Adviser along with the portfolio manager from the prior advisory firm.  Performance information prior to October 16, 2012 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+)
August 31, 2019

Shares				Value

	COMMON STOCKS		100.1%

	Business Services	14.5%
78,174	OptimizeRX Corp.*			$1,282,835
17,000	PayPal Holdings, Inc.*			1,853,850
34,000	YY, Inc.—Class A—ADR*^			1,943,100
61,975	Zillow Group, Inc.—Class C*			2,133,799
				7,213,584

	Calculating and Accounting
	Machines (No Electronic Computers)	4.1%
250,000	USA Technologies, Inc.*			2,057,500

	Communications Equipment	3.5%
321,740	I.D. Systems, Inc.*			1,740,613

	Computer Peripheral Equipment	6.9%
163,411	Immersion Corp.*			1,341,605
14,800	Impinj, Inc.*			538,424
152,809	Mitek Systems, Inc.*			1,549,483
				3,429,512

	Computer Programming and Data Processing	18.9%
2,200	Alphabet, Inc.—Class C*			2,613,820
8,000	Facebook, Inc.—Class A*			1,485,360
7,300	MongoDB, Inc.—Class A*			1,111,863
30,000	Tencent Holdings Ltd. (HK)(a)			1,238,566
69,317	Twitter, Inc.*			2,956,370
				9,405,979

	Direct Mail Advertising Services	1.8%
78,000	SharpSpring, Inc.*			904,800

	Electronic Computers	2.8%
6,600	Apple, Inc.			1,377,684

	Offices & Clinics of Doctors of Medicine	1.0%
8,400	Teladoc Health, Inc.*			486,192

	Patent Owners and Lessors	8.1%
529,096	Digital Turbine, Inc.*			4,026,421

	Personal Services	4.2%
62,000	Yelp, Inc.—Class A*			2,077,620

	Prepackaged Software	22.3%
97,636	Cloudera, Inc.*			697,121
80,399	Inspired Entertainment, Inc.*			561,989

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2019

Shares				Value

	COMMON STOCKS—(Continued)		100.1%

	Prepackaged Software—(Continued)	22.3%
11,900	Instructure, Inc.*			$492,184
756	LogMeIn, Inc.			50,531
7,500	Paylocity Holding Corp.*			819,150
2,800	salesforce.com, Inc.*			436,996
11,260	SINA Corp.*^			463,574
30,000	Square, Inc.—Class A*			1,855,200
23,300	Tabula Rasa HealthCare, Inc.*			1,323,440
33,800	Twilio, Inc.—Class A*			4,409,886
				11,110,071

	Radio, Television, and Publishers’
	Advertising Representatives	3.8%
120,000	Yext, Inc.*			1,892,400

	Savings Institutions, Federally Chartered	3.1%
37,185	E*TRADE Financial Corp.			1,552,102

	Semiconductors and Related Devices	2.9%
45,400	CEVA, Inc.*			1,426,014

	State Commercial Banks	0.2%
5,000	First Internet Bancorp			101,100

	Transportation Services	2.0%
7,800	Expedia Group, Inc.			1,014,780
	TOTAL COMMON STOCKS (Cost $28,130,864)			49,816,372

	MONEY MARKET FUND		0.3%

	Money Market Fund	0.3%
158,160	First American Government Obligations Fund—Class X, 2.03%(b)			158,160
	TOTAL MONEY MARKET FUND (Cost $158,160)			158,160
	TOTAL INVESTMENTS (Cost $28,289,024)	100.4%		49,974,532
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)%		(208,993)
	TOTAL NET ASSETS	100.0%		$49,765,539

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 Security. See Note 2.
(b)	7-day yield.
ADR	American Depositary Receipt.
(HK)	Security denominated in Hong Kong dollars. Value translated into U.S. Dollars.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
August 31, 2019

Shares				Value

	COMMON STOCKS		97.2%

	Biological Products, (No Diagnostic Substances)	3.1%
22,000	Aerie Pharmaceuticals, Inc.*			$476,520

	Bituminous Coal and Lignite Surface Mining	2.6%
5,200	Arch Coal, Inc.—Class A			398,112

	Business Services	4.0%
10,900	YY, Inc.—Class A—ADR*^			622,935

	Calculating and Accounting
	Machines (No Electronic Computers)	3.5%
65,000	USA Technologies, Inc.*			534,950

	Chemical and Fertilizer Mineral Mining	2.3%
37,200	Nexa Resources SA^			349,308

	Computer Peripheral Equipment	7.3%
52,700	Immersion Corp.*			432,667
4,600	Impinj, Inc.*			167,348
51,500	Mitek Systems, Inc.*			522,210
				1,122,225

	Computer Programming & Data Processing	2.4%
2,400	MongoDB, Inc.—Class A*			365,544

	Crude Petroleum and Natural Gas	1.5%
24,000	Callon Petroleum Co.*			98,640
12,000	Carrizo Oil & Gas, Inc.*			99,480
20,000	Ring Energy, Inc.*			29,200
				227,320

	Eating Places	2.3%
9,800	BJ’s Restaurants, Inc.			357,112

	Family Clothing Stores	8.4%
40,000	American Eagle Outfitters, Inc.			672,800
26,200	Urban Outfitters, Inc.*			613,342
				1,286,142

	Industrial Organic Chemicals	5.2%
57,046	Codexis, Inc.*			800,355

	Medical Laboratories	1.4%
9,167	CareDx, Inc.*			209,191

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2019

Shares				Value

	COMMON STOCKS—(Continued)		97.2%

	Offices & Clinics of Doctors of Medicine	1.0%
2,700	Teladoc Health, Inc.*			$156,276

	Personal Services	4.4%
20,000	Yelp, Inc.—Class A*			670,200

	Pharmaceutical Preparations	11.8%
42,000	ChemoCentryx, Inc.*			279,720
19,334	Esperion Therapeutics, Inc.*			708,398
88,500	Harrow Health, Inc.*			473,475
75,000	NeuBase Therapeutics, Inc.*			354,750
				1,816,343

	Prepackaged Software	7.5%
26,100	Cloudera, Inc.*			186,354
3,900	Instructure, Inc.*			161,304
2,400	Paylocity Holding Corp.*			262,128
1,700	SINA Corp.*^			69,989
8,200	Tabula Rasa HealthCare, Inc.*			465,760
				1,145,535

	Radio, Television, and Publishers’
	Advertising Representatives	4.3%
42,000	Yext, Inc.*			662,340

	Real Estate	4.5%
34,000	Rafael Holdings, Inc.—Class B*			686,800

	Savings Institutions, Not Federally Chartered	1.3%
12,670	First Northwest Bancorp			202,467

	Semiconductors and Related Devices	2.8%
13,500	CEVA, Inc.*			424,035

	Special Industry Machinery	1.4%
22,124	Energy Recovery, Inc.*			213,939

	State Commercial Banks	0.1%
1,000	First Internet Bancorp			20,220

	Surgical and Medical Instruments and Apparatus	11.2%
295,200	Alphatec Holdings, Inc.*			1,543,896
11,200	Intersect ENT, Inc.*			183,456
				1,727,352

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2019

Shares				Value

	COMMON STOCKS—(Continued)		97.2%

	Water, Sewer, Pipeline, and Communications
	and Power Line Construction	2.9%
7,200	MasTec, Inc.*			$452,664
	TOTAL COMMON STOCKS (Cost $12,086,216)			14,927,885

	WARRANTS		0.0%
12,750	TearLab Corp.*(a)			—
	TOTAL WARRANTS (Cost $0)			—

	MONEY MARKET FUND		3.1%

	Money Market Fund	3.1%
479,774	First American Government Obligations Fund—Class X, 2.03%(b)			479,774
	TOTAL MONEY MARKET FUND (Cost $479,774)			479,774
	TOTAL INVESTMENTS (Cost $12,565,990)		100.3%	15,407,659
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.3)%	(44,196)
	TOTAL NET ASSETS		100.0%	$15,363,463

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security. See Note 2.
(b)	7-day yield.
ADR	American Depositary Receipt.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
August 31, 2019

Shares				Value

	COMMON STOCKS		93.3%

	Advertising	0.7%
297,428	IZEA Worldwide, Inc.*			$93,333

	Apparel and Accessory Stores	4.2%
162,000	RTW RetailWinds, Inc.*			163,620
39,800	Tilly’s, Inc.—Class A			426,258
				589,878

	Biological Products, (No Diagnostic Substances)	3.4%
50,000	IMV, Inc.*^			130,000
7,900	Krystal Biotech, Inc.*			355,500
				485,500

	Bottled & Canned Soft Drinks & Carbonated Waters	0.5%
40,000	Reed’s, Inc.*			74,000

	Business Services	4.7%
25,793	OptimizeRx Corp.*			423,263
430,000	Score Media and Gaming, Inc.—Class A (CAD)*			235,767
				659,030

	Calculating and Accounting
	Machines (No Electronic Computers)	3.5%
60,000	USA Technologies, Inc.*			493,800

	Communications Equipment	4.9%
127,599	I.D. Systems, Inc.*			690,311

	Computer & Office Equipment	1.0%
8,000	IntriCon Corp.*			139,200

	Computer Communications Equipment	3.0%
127,879	Lantronix, Inc.*			419,443

	Computer Peripheral Equipment	6.9%
45,000	Identiv, Inc.*			218,250
46,374	Immersion Corp.*			380,731
3,500	Impinj, Inc.*			127,330
23,925	Mitek Systems, Inc.*			242,599
				968,910

	Direct Mail Advertising Services	2.1%
26,000	SharpSpring, Inc.*			301,600

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2019

Shares				Value

	COMMON STOCKS—(Continued)		93.3%

	Eating Places	4.1%
8,100	BJ’s Restaurants, Inc.			$295,164
5,400	Chuy’s Holdings, Inc.*			136,998
16,000	The Habit Restaurants, Inc.—Class A*			140,160
				572,322

	Gold and Silver Ores	0.5%
220,000	Solitario Zinc Corp.*			63,800

	Hobby, Toy & Game Shops	0.8%
48,000	Build-A-Bear Workshop, Inc.*			119,040

	Hotels & Motels	1.2%
32,400	Red Lion Hotels Corp.*			169,776

	Industrial Organic Chemicals	4.0%
40,006	Codexis, Inc.*			561,284

	Lumber and Other Construction Materials	2.8%
66,000	Aspen Aerogels, Inc.*			398,640

	Management Consulting Services	1.6%
80,000	Medicine Man Technologies, Inc.*			230,880

	Medical Laboratories	0.8%
5,033	CareDx, Inc.*			114,853

	Medicinal Chemicals and Botanical Products	0.7%
25,000	ChromaDex Corp.*			97,750

	Patent Owners and Lessors	7.2%
134,300	Digital Turbine, Inc.*			1,022,023

	Pharmaceutical Preparations	11.7%
29,200	ChemoCentryx, Inc.*			194,472
60,000	DiaMedica Therapeutics, Inc.*			178,800
6,200	Esperion Therapeutics, Inc.*			227,168
41,889	Harrow Health, Inc.*			224,106
65,000	NeuBase Therapeutics, Inc.*			307,450
14,500	Omeros Corp.*			268,105
240,000	Ritter Pharmaceuticals, Inc.*			247,200
				1,647,301

	Prepackaged Software	0.6%
11,900	Inspired Entertainment, Inc.*			83,181

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2019

Shares				Value

	COMMON STOCKS—(Continued)		93.3%

	Real Estate	5.5%
110,000	Leju Holdings Ltd.—ADR*^			$185,900
29,000	Rafael Holdings, Inc.—Class B*			585,800
				771,700

	Savings Institutions, Not Federally Chartered	1.2%
10,438	First Northwest Bancorp			166,799

	Semiconductors and Related Devices	2.6%
9,940	CEVA, Inc.*			312,216
190,000	Netlist, Inc.*			57,760
				369,976

	Special Industry Machinery	1.1%
16,500	Energy Recovery, Inc.*			159,555

	State Commercial Banks	1.3%
9,215	First Internet Bancorp			186,327

	Surgical and Medical Instruments and Apparatus	10.7%
151,500	Alphatec Holdings, Inc.*			792,345
99,160	iCAD, Inc.*			594,960
7,000	Intersect ENT, Inc.*			114,660
				1,501,965
	TOTAL COMMON STOCKS (Cost $10,660,855)			13,152,177

	WARRANTS		0.0%
9,750	TearLab Corp.*(a)			—
	TOTAL WARRANTS (Cost $0)			—

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2019

Shares				Value

	MONEY MARKET FUND		5.6%

	Money Market Fund	5.6%
793,957	First American Government Obligations Fund—Class X, 2.03%(b)			$793,957
	TOTAL MONEY MARKET FUND (Cost $793,957)			793,957
	TOTAL INVESTMENTS (Cost $11,454,812)		98.9%	13,946,134
	OTHER ASSETS IN EXCESS OF LIABILITIES		1.1%	147,874
	TOTAL NET ASSETS		100.0%	$14,094,008

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security. See Note 2.
(b)	7-day yield.
ADR	American Depositary Receipt.
(CAD)	Security denominated in Canadian dollars. Value translated into U.S. dollars.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2019

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Assets:
Investments, at value (cost $28,289,024, $12,565,990 and
$11,454,812, respectively)	$49,974,532	$15,407,659	$13,946,134
Receivable for capital shares sold	7,808	20	185,484
Dividend and interest receivable	4,623	3,586	1,058
Prepaid expenses and other assets	18,946	13,367	12,791
Total Assets	50,005,909	15,424,632	14,145,467

Liabilities:
Payable for capital shares repurchased	62,940	—	—
Payable for investment adviser fees	52,835	4,405	2,010
Payable for distribution and shareholder
servicing expenses – Investor Class (see Note 7)	31,446	4,826	4,429
Accrued audit fees	15,500	15,500	15,500
Accrued directors fees	13,602	4,534	2,863
Accrued expenses and other liabilities	64,047	31,904	26,657
Total Liabilities	240,370	61,169	51,459
Net Assets	$49,765,539	$15,363,463	$14,094,008

Net Assets Consist Of:
Capital Stock	$25,305,401	$12,997,080	$12,098,643
Total distributable earnings	24,460,138	2,366,383	1,995,365
Total Net Assets	$49,765,539	$15,363,463	$14,094,008

Institutional Class(1)
Net Assets	$—	$10,825,233	$9,839,858
Shares outstanding (20 billion shares of $0.001 par value authorized)	—	452,709	510,796
Net asset value, redemption price and offering price per share(2)	$—	$23.91	$19.26

Investor Class
Net Assets	$49,765,539	$4,538,230	$4,254,150
Shares outstanding (20 billion shares of $0.001 par value authorized)	9,540,764	193,275	241,383
Net asset value, redemption price and offering price per share(2)	$5.22	$23.48	$17.62
_______________

(1)	The Internet Fund currently offers Investor Class shares only. See Note 1.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2019

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Investment Income:
Dividend income	$88,309	$69,869	$30,235
Interest income	25,042	4,479	16,727
Total Investment Income	113,351	74,348	46,962

Expenses:
Investment advisor fees	601,755	142,942	134,705
Distribution and shareholder servicing expenses – Investor Class (See Note 7)	120,351	14,167	8,263
Administration fees	54,746	41,501	39,427
Fund accounting fees	29,220	34,860	35,080
Transfer agent fees	108,376	65,457	54,819
Custody fees	7,078	7,578	7,026
Federal and state registration	22,911	33,548	32,005
Insurance expense	11,160	3,872	2,121
Audit fees	15,500	15,500	15,500
Legal fees	67,526	21,483	14,316
Printing and mailing of reports to shareholders	19,307	6,539	3,995
Directors’ fees	48,402	18,426	12,409
Miscellaneous expenses	9,439	5,444	4,361
Total Expenses	1,115,771	411,317	364,027
Expense Waiver (See Note 6)	—	(45,887)	(109,011)
Net Expenses	1,115,771	365,430	255,016
Net Investment Loss	(1,002,420)	(291,082)	(208,054)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	7,290,117	1,534,426	1,469,686
Change in net unrealized appreciation/depreciation on investments	(4,335,824)	(4,650,575)	(771,840)
Net realized and unrealized gain (loss) on investments	2,954,293	(3,116,149)	697,846
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,951,873	$(3,407,231)	$489,792

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
Operations:
Net investment loss	$(1,002,420)	$(1,009,374)
Net realized gain on investment transactions	7,290,117	4,454,227
Change in net unrealized appreciation/depreciation on investments	(4,335,824)	8,240,717
Net increase in net assets resulting from operations	1,951,873	11,685,570

Distributions to Shareholders:
Net dividends and distributions to shareholders	(3,389,843)	(5,003,092	)*

Capital Share Transactions: (Note 3)
Proceeds from shares sold	2,687,576	1,785,588
Proceeds from reinvestment of distribution	3,286,016	4,841,338
Cost of shares redeemed	(6,012,187)	(5,675,451)
Redemption fees	1,640	465
Net increase (decrease) in net assets resulting from capital share transactions	(36,955)	951,940

Net Increase (Decrease) in Net Assets	(1,474,925)	7,634,418
Net Assets:
Beginning of year	51,240,464	43,606,046
End of year	$49,765,539	$51,240,464	**
_______________

*	Includes distributions from net realized gains of $5,003,092.
**	Includes accumulated net investment loss of $1,506,580.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
Operations:
Net investment loss	$(291,082)	$(263,602)
Net realized gain on investment transactions	1,534,426	1,994,513
Change in net unrealized appreciation/depreciation on investments	(4,650,575)	5,690,609
Net increase (decrease) in net assets resulting from operations	(3,407,231)	7,421,520

Distributions to Shareholders:
Net dividends and distributions to shareholders	(185,341)	—

Capital Share Transactions: (Note 3)
Proceeds from shares sold	2,020,659	1,731,395
Proceeds from reinvestment of distribution	180,320	—
Cost of shares redeemed	(4,284,941)	(2,923,267)
Redemption fees	3,377	716
Net decrease in net assets resulting from capital share transactions	(2,080,585)	(1,191,156)

Net Increase (Decrease) in Net Assets	(5,673,157)	6,230,364
Net Assets:
Beginning of year	21,036,620	14,806,256
End of year	$15,363,463	$21,036,620 *
_______________

*	Includes accumulated net investment loss of $196,949.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2019	August 31, 2018
Operations:
Net investment loss	$(208,054)	$(186,644)
Net realized gain on investment transactions	1,469,686	731,995
Change in net unrealized appreciation/depreciation on investments	(771,840)	3,913,796
Net increase in net assets resulting from operations	489,792	4,459,147

Capital Share Transactions: (Note 3)
Proceeds from shares sold	4,766,646	1,609,290
Cost of shares redeemed	(3,118,002)	(1,500,576)
Redemption fees	3,235	667
Net increase in net assets resulting from capital share transactions	1,651,879	109,381

Net Increase in Net Assets	2,141,671	4,568,528
Net Assets:
Beginning of year	11,952,337	7,383,809
End of year	$14,094,008	$11,952,337 *
_______________

*	Includes accumulated net investment loss of $125,655.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2019		2018		2017		2016		2015
Per Share Data:
Net asset value, beginning of year	$5.40		$4.76		$4.39		$3.96		$4.51

Income (loss) from investment operations:
Net investment loss	(0.10	)(4)	(0.11	)(4)	(0.10	)(4)	(0.10	)(1)	(0.08	)(1)
Net realized and unrealized gain (loss)
on investment transactions	0.29		1.31		0.67		1.02		(0.03)
Total from investment operations	0.19		1.20		0.57		0.92		(0.11)
Less distributions from net realized gains	(0.37)		(0.56)		(0.20)		(0.49)		(0.44)
Paid in capital from redemption fees(2)(5)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year	$5.22		$5.40		$4.76		$4.39		$3.96
Total return	4.61%		28.12%		13.65%		25.31%		-2.14%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$49,766		$51,240		$43,606		$43,518		$38,860
Ratio of operating expenses to average net assets(3)	2.32%		2.42%		2.38%		2.60%		2.46%
Ratio of net investment loss to average net assets(3)	(2.08)%		(2.16)%		(2.15)%		(2.47)%		(1.93)%
Portfolio turnover rate	50%		46%		46%		43%		50%
_______________

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than $0.01 per share.
(3)
For the period September 1, 2011 through January 2, 2020, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(5)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2019	2018	2017		2016(1)		2015
Per Share Data:
Net asset value, beginning of year	$28.81	$18.52	$16.82		$18.95		$19.01

Income (loss) from investment operations:
Net investment loss(2)	(0.39)	(0.34)	(0.27)		(0.29)		(0.36)
Net realized and unrealized gain (loss)
on investment transactions	(4.26)	10.63	1.97		(1.73)		0.30 (3)
Total from investment operations	(4.65)	10.29	1.70		(2.02)		(0.06)
Less distributions from net realized gains	(0.25)	—	—		—		—
Less distributions from return of capital	—	—	—		(0.11)		—
Paid in capital from redemption fees(8)	—	0.00 (7)	—		—		—
Net asset value, end of year	$23.91	$28.81	$18.52		$16.82		$18.95
Total return	-16.17%	55.56%	10.11	%(4)	-10.64	%(4)	-0.32%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$10,825	$14,621	$10,480		$12,012		$9,367
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.22%	2.46%	2.59%		2.94%		2.17%
Ratio of net operating expenses
(after waiver) to average net assets(5)	1.95%	1.95%	1.95%		2.04%		1.95%
Ratio of net investment loss
(prior to waiver) to average net assets	(1.81)%	(2.04)%	(2.19)%		(2.80)%		(2.00)%
Ratio of net investment loss
(after waiver) to average net assets(5)	(1.54)%	(1.53)%	(1.55)%		(1.90)%		(1.78)%
Portfolio turnover rate(6)	88%	81%	60%		58%		84%
_______________

(1)	On August 29, 2016, Investor Class shares of the Jacob Wisdom Fund series of Jacob Funds Inc. were reorganized into Institutional Class Shares of the Small Cap Growth Fund. See Note 8.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investment transactions varies from the amount shown in the statement of changes in net assets.
(4)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2020, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(7)	Less than $0.01 per share.
(8)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2019	2018	2017		2016		2015
Per Share Data:
Net asset value, beginning of year	$28.36	$18.28	$16.66		$18.81		$18.91

Income (loss) from investment operations:
Net investment loss(1)	(0.46)	(0.40)	(0.32)		(0.34)		(0.43)
Net realized and unrealized gain (loss)
on investment transactions	(4.19)	10.48	1.94		(1.71)		0.30 (5)
Total from investment operations	(4.65)	10.08	1.62		(2.05)		(0.13)
Less distributions from net realized gains	(0.25)	—	—		—		—
Less distributions from return of capital	—	—	—		(0.10)		—
Paid in capital from redemption fees(7)	0.02	0.00 (2)	0.00	(2)	0.00	(2)	0.03
Net asset value, end of year	$23.48	$28.36	$18.28		$16.66		$18.81
Total return	-16.35%	55.14%	9.72	%(3)	-10.90	%(3)	-0.53%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$4,538	$6,415	$4,326		$4,988		$9,246
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.47%	2.71%	2.84%		3.23%		2.48%
Ratio of net operating expenses
(after waiver) to average net assets(4)	2.25%	2.25%	2.25%		2.33%		2.25%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.05)%	(2.29)%	(2.44)%		(3.10)%		(2.31)%
Ratio of net investment loss
(after waiver) to average net assets(4)	(1.83)%	(1.83)%	(1.85)%		(2.20)%		(2.08)%
Portfolio turnover rate(6)	88%	81%	60%		58%		84%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Amount is less than $0.01.
(3)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2020, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%,  excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investment transactions varies from the amount shown in the statement of changes in net assets.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(7)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2019		2018		2017		2016		2015
Per Share Data:
Net asset value, beginning of year	$18.50		$11.32		$12.11		$16.86		$20.65

Income (loss) from investment operations:
Net investment loss(1)	(0.29)		(0.29)		(0.28)		(0.31)		(0.32)
Net realized and unrealized gain (loss)
on investment transactions	1.05		7.47		(0.51)		(1.15)		0.67
Total from investment operations	0.76		7.18		(0.79)		(1.46)		0.35
Less distributions from net realized gains	—		—		—		(3.29)		(4.14)
Net asset value, end of year	$19.26		$18.50		$11.32		$12.11		$16.86
Total return	4.11%		63.43%		-6.52%		-7.79%		2.23%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$9,840		$9,098		$5,870		$6,782		$8,651
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.90%		3.50%		3.86%		3.81%		2.97%
Ratio of net operating expenses
(after waiver) to average net assets	2.00	%(2)	2.40	%(2)	2.66	%(2)(3)	2.61	%(3)	2.15	%(3)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.52)%		(3.15)%		(3.65)%		(3.74)%		(2.51)%
Ratio of net investment loss
(after waiver) to average net assets	(1.62	)%(2)	(2.05	)%(2)	(2.45	)%(2)(3)	(2.54	)%(3)	(1.69	)%(3)
Portfolio turnover rate(4)	73%		63%		48%		43%		84%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2020, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2019		2018		2017		2016		2015
Per Share Data:
Net asset value, beginning of year	$16.96		$10.40		$11.16		$15.87		$19.73

Income (loss) from investment operations:
Net investment loss(1)	(0.32)		(0.30)		(0.28)		(0.32)		(0.35)
Net realized and unrealized gain (loss)
on investment transactions	0.96		6.86		(0.48)		(1.10)		0.63
Total from investment operations	0.64		6.56		(0.76)		(1.42)		0.28
Less distributions from net realized gains	—		—		—		(3.29)		(4.14)
Paid in capital from redemption fees(6)	0.02		0.00	(2)	—		0.00	(2)	0.00	(2)
Net asset value, end of year	$17.62		$16.96		$10.40		$11.16		$15.87
Total return	3.89%		63.08%		-6.81%		-8.06%		1.93%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$4,254		$2,854		$1,514		$2,037		$2,603
Ratio of gross operating expenses
(prior to waiver) to average net assets	3.15%		3.74%		4.11%		4.16%		3.32%
Ratio of net operating expenses
(after waiver) to average net assets	2.30	%(3)	2.64	%(3)	2.91	%(3)(4)	2.96	%(4)	2.45	%(4)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.77)%		(3.41)%		(3.90)%		(4.09)%		(2.86)%
Ratio of net investment loss
(after waiver) to average net assets	(1.92	)%(3)	(2.31	)%(3)	(2.70	)%(3)(4)	(2.89	)%(4)	(1.99	)%(4)
Portfolio turnover rate(5)	73%		63%		48%		43%		84%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Less than $0.01 per share.
(3)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2020, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(6)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2019

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Micro Cap Growth Fund (the “Micro Cap Growth Fund”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund and Micro Cap Growth Fund is long-term growth of capital.

The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. The Micro Cap Growth Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Micro Cap Growth Fund is the successor fund to the Predecessor Micro Cap Growth Fund).

The Internet Fund currently offers Investor Class shares. The Small Cap Growth Fund and Micro Cap Growth Fund currently offer Investor Class and Institutional Class shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the fund’s NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fuds have the ability to access.

Level 2—
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

The following is a summary of the inputs used to value the Internet Fund’s investments as of August 31, 2019:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$11,110,071	$—		$—	$11,110,071
Computer Programming and Data Processing	8,167,413	1,238,566	(a)	—	9,405,979
Business Services	7,213,584	—		—	7,213,584
Patent Owners and Lessors	4,026,421	—		—	4,026,421
Computer Peripheral Equipment	3,429,512	—		—	3,429,512
Personal Services	2,077,620	—		—	2,077,620
Calculating and Accounting Machines
(No Electronic Computers)	2,057,500	—		—	2,057,500
Radio, Television, and Publishers’
Advertising Representatives	1,892,400	—		—	1,892,400
Communications Equipment	1,740,613	—		—	1,740,613
Savings Institutions, Federally Chartered	1,552,102	—		—	1,552,102
Semiconductors and Related Devices	1,426,014	—		—	1,426,014
Electronic Computers	1,377,684	—		—	1,377,684
Transportation Services	1,014,780	—		—	1,014,780
Direct Mail Advertising Services	904,800	—		—	904,800
Offices & Clinics of Doctors of Medicine	486,192	—		—	486,192
State Commercial Banks	101,100	—		—	101,100
Total Common Stocks	48,577,806	1,238,566		—	49,816,372
Short Term Investment
Money Market Fund	158,160	—		—	158,160
Total Investments	$48,735,966	$1,238,566		$—	$49,974,532

(a)	Certain non-U.S. dollar denominated securities use systematic fair valuation.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of August 31, 2019:

	Level 1	Level 2	Level 3		Total
Common Stocks
Pharmaceutical Preparations	$1,816,343	$—	$—		$1,816,343
Surgical and Medical Instruments and Apparatus	1,727,352	—	—		1,727,352
Family Clothing Stores	1,286,142	—	—		1,286,142
Prepackaged Software	1,145,535	—	—		1,145,535
Computer Peripheral Equipment	1,122,225	—	—		1,122,225
Industrial Organic Chemicals	800,355	—	—		800,355
Real Estate	686,800	—	—		686,800
Personal Services	670,200	—	—		670,200
Radio, Television, and Publishers’
Advertising Representatives	662,340	—	—		662,340
Business Services	622,935	—	—		622,935
Calculating and Accounting Machines
(No Electronic Computers)	534,950	—	—		534,950
Biological Products, (No Diagnostic Substances)	476,520	—	—		476,520
Water, Sewer, Pipeline, and Communications
and Power Line Construction	452,664	—	—		452,664
Semiconductors and Related Devices	424,035	—	—		424,035
Bituminous Coal and Lignite Surface Mining	398,112	—	—		398,112
Computer Programming and Data Processing	365,544	—	—		365,544
Eating Places	357,112	—	—		357,112
Chemical and Fertilizer Mineral Mining	349,308	—	—		349,308
Crude Petroleum & Natural Gas	227,320	—	—		227,320
Special Industry Machinery	213,939	—	—		213,939
Medical Laboratories	209,191	—	—		209,191
Savings Institutions, Not Federally Chartered	202,467	—	—		202,467
Office & Clinics of Doctors of Medicine	156,276	—	—		156,276
State Commercial Banks	20,220	—	—		20,220
Total Common Stocks	14,927,885	—	—		14,927,885
Warrants	—	—	—	(a)	—	(a)
Short Term Investment
Money Market Fund	479,774	—	—		479,774
Total Investments	$15,407,659	$—	$—		$15,407,659

(a)	These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of August 31, 2019:

	Level 1	Level 2	Level 3			Total
Common Stocks
Pharmaceutical Preparations	$1,647,301	$—		$—		$1,647,301
Surgical and Medical Instruments and Apparatus	1,501,965	—		—		1,501,965
Patent Owners and Lessors	1,022,023	—		—		1,022,023
Computer Peripheral Equipment	968,910	—		—		968,910
Real Estate	771,700	—		—		771,700
Communications Equipment	690,311	—		—		690,311
Business Services	659,030	—		—		659,030
Apparel and Accessory Stores	589,878	—		—		589,878
Eating Places	572,322	—		—		572,322
Industrial Organic Chemicals	561,284	—		—		561,284
Calculating and Accounting Machines
(No Electronic Computers)	493,800	—		—		493,800
Biological Products, (No Diagnostic Substances)	485,500	—		—		485,500
Computer Communications Equipment	419,443	—		—		419,443
Lumber and Other Construction Materials	398,640	—		—		398,640
Semiconductors and Related Devices	369,976	—		—		369,976
Direct Mail Advertising Services	301,600	—		—		301,600
Management Consulting Services	230,880	—		—		230,880
State Commercial Banks	186,327	—		—		186,327
Hotels & Motels	169,776	—		—		169,776
Savings Institutions, Not Federally Chartered	166,799	—		—		166,799
Special Industry Machinery	159,555	—		—		159,555
Computer & Office Equipment	139,200	—		—		139,200
Hobby, Toy & Game Shops	119,040	—		—		119,040
Medical Laboratories	114,853	—		—		114,853
Medicinal Chemicals and Botanical Products	97,750	—		—		97,750
Advertising	93,333	—		—		93,333
Prepackaged Software	83,181	—		—		83,181
Bottled & Canned Soft Drinks & Carbonated Waters	74,000	—		—		74,000
Gold and Silver Ores	63,800	—		—		63,800
Total Common Stocks	13,152,177	—		—		13,152,177
Warrants	—	—		—	(a)	—	(a)
Short Term Investment
Money Market Fund	793,957	—		—		793,957
Total Investments	$13,946,134	$—	$			$13,946,134

(a)	These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2019. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2019. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2019, open federal tax years include the tax years ended August 31, 2016 through August 31, 2018 and expected to be taken for tax years ended August 31, 2019, for each of the Funds.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

NOTE 3—CAPITAL SHARE TRANSACTIONS

At August 31, 2019, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

	Year Ended		Year Ended
	August 31, 2019		August 31, 2018
	Shares	Amount	Shares	Amount
Sales	547,760	$2,687,576	353,296	$1,785,588
Reinvestments	738,431	3,286,016	1,125,893	4,841,338
Redemptions	(1,225,751)	(6,012,187)	(1,168,180)	(5,675,451)
Redemption fees	—	1,640	—	465
Net increase (decrease)	60,440	$(36,955)	311,009	$951,940

Shares Outstanding:
Beginning of year	9,480,324		9,169,315
End of year	9,540,764		9,480,324

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class

	Year Ended		Year Ended
	August 31, 2019		August 31, 2018
	Shares	Amount	Shares	Amount
Sales	18,023	$475,416	33,533	$813,745
Reinvestments	4,905	121,788	—	—
Redemptions	(77,760)	(1,921,257)	(91,853)	(1,901,400)
Redemption fees	—	—	—	3
Net decrease	(54,832)	$(1,324,053)	(58,320)	$(1,087,652)

Shares Outstanding:
Beginning of year	507,541		565,861
End of year	452,709		507,541

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

Investor Class

	Year Ended		Year Ended
	August 31, 2019		August 31, 2018
	Shares	Amount	Shares	Amount
Sales	59,248	$1,545,243	35,388	$917,650
Reinvestments	2,396	58,532	—	—
Redemptions	(94,588)	(2,363,684)	(45,760)	(1,021,867)
Redemption fees	—	3,377	—	713
Net decrease	(32,944)	$(756,532)	(10,372)	$(103,504)

Shares Outstanding:
Beginning of year	226,219		236,591
End of year	193,275		226,219
Total decrease for the Fund		$(2,080,585)		$(1,191,156)

Transactions in shares of the Micro Cap Growth Fund were as follows:

Institutional Class

	Year Ended		Year Ended
	August 31, 2019		August 31, 2018
	Shares	Amount	Shares	Amount
Sales	45,339	$817,412	45,741	$651,270
Redemptions	(26,334)	(448,988)	(72,349)	(947,002)
Net increase (decrease)	19,005	$368,424	(26,608)	$(295,732)

Shares Outstanding:
Beginning of year	491,791		518,399
End of year	510,796		491,791

Investor Class

	Year Ended		Year Ended
	August 31, 2019		August 31, 2018
	Shares	Amount	Shares	Amount
Sales	233,510	$3,949,234	66,299	$958,020
Redemptions	(160,403)	(2,669,014)	(43,500)	(553,574)
Redemption fees	—	3,235	—	667
Net increase	73,107	$1,283,455	22,799	$405,113

Shares Outstanding:
Beginning of year	168,276		145,477
End of year	241,383		168,276
Total increase for the Fund		$1,651,879		$109,381

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

A 2% redemption fee is assessed on any shares of the Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at August 31,  2019:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Internet Fund	2
Small Cap Growth Fund Institutional Class	2
Small Cap Growth Fund Investor Class	2
Micro Cap Growth Fund Institutional Class	2
Micro Cap Growth Fund Investor Class	2

NOTE 4—INVESTMENT TRANSACTIONS

During the year ended August 31, 2019, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$23,721,803	$26,148,519
Small Cap Growth Fund	15,813,499	18,665,485
Micro Cap Growth Fund	10,335,382	8,516,943

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the year ended August 31, 2019.

NOTE 5—TAX INFORMATION

At August 31, 2019, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Cost of Investments	$29,170,058	$12,901,253	$11,575,465
Gross unrealized appreciation	22,646,800	3,732,723	4,258,459
Gross unrealized depreciation	(1,842,326)	(1,226,317)	(1,887,790)
Net unrealized appreciation (depreciation)	$20,804,474	$2,506,406	$2,370,669
Undistributed long-term capital gains	4,056,464	61,867	—
Total distributable earnings	$4,056,464	$61,867	$—
Other accumulated losses	$(400,800)	$(201,890)	$(375,304)
Total accumulated earnings	$24,460,138	$2,366,383	$1,995,365

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and Passive Foreign Investment Companies (“PFICs”).  During the year ended August 31, 2019, the Small Cap Growth Fund and the Micro Cap Growth Fund utilized capital loss carryforwards of $1,449,256 and $1,560,536, respectively.  At August 31, 2019, the Micro Cap Fund had $354,247 in long-term capital loss carryovers which are non-expiring. To the extent the Micro Cap Growth Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

For the fiscal year ended August 31, 2019, the following funds deferred late year losses in the following amounts:

Internet	Small Cap	Micro Cap
Fund	Growth Fund	Growth Fund
$400,800	$201,890	$21,057

The Internet Fund paid $3,389,843 out of long-term capital gains during the fiscal year ended August 31, 2019 and paid $3,957,876 out of long-term capital gains and $1,045,216 out of short-term capital gains (ordinary income) for the fiscal year ended August 31, 2018.  The Small Cap Growth Fund paid $185,341 out of long-term capital gains (ordinary income) during the fiscal year ended August 31, 2019, and made no distributions during the fiscal year ended August 31, 2018.  The Micro Cap Growth Fund made no distributions during the fiscal year ended August 31, 2019 and the fiscal year ended August 31, 2018.

Reclassification Adjustments:  Capital stock and distributable earnings (consisting of accumulated net investment income (loss) and accumulated net realized gain (loss)) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for the Funds. Differences primarily relate to the tax treatment of net operating losses, foreign currency gains and losses, equalization, REIT reclassifications, and short-term gains treated as ordinary income for tax purposes. To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among capital stock, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. Accordingly, at August 31, 2019 reclassifications were recorded as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Distributable Earnings	$(356,500)	$177,520	$312,652
Capital Stock	356,500	(177,520)	(312,652)

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 1.00% of annual average net assets over $250 million; 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million and 1.10% of the Micro Cap Growth Fund’s average daily net assets up to $250 million and 0.90% of annual average daily net assets over $250 million.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the average daily net assets through at least January 2, 2020. The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2019, the Adviser did not waive any fees with respect to the Internet Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through at least January 2, 2020.  The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the fiscal year ended August 31, 2019, fees of $45,887 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Micro Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through December 28, 2016.  Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’ average daily net assets through at least January 2, 2020.  The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the fiscal year ended August 31, 2019, fees of $109,011 were waived by the Adviser with respect to the Micro Cap Growth Fund.

Following is a schedule of when fees may be recouped:

Small Cap	Micro Cap
Growth Fund	Growth Fund	Expiration
$98,037	$93,322	August 31, 2020
80,287	97,552	August 31, 2021
45,887	109,011	August 31, 2022
$224,211	$299,885

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) an indirect wholly owned subsidiary of U.S. Bancorp serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser.  Effective September 1, 2016 through at least January 2, 2020, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. The Internet Fund incurred $120,351 in expenses pursuant to the Internet Fund Plan for the fiscal year ended August 31, 2019.

The Corporation, on behalf of the Small Cap Growth Fund and Micro Cap Growth Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Micro Cap Growth Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds on an annual basis.  Effective September 1, 2016 through at least January 2, 2020, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds.  The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $14,167 and the Micro Cap Growth Fund incurred $8,263 in expenses pursuant to the Plan for the fiscal year ended August 31, 2019.

NOTE 8—INDUSTRY CONCENTRATION RISK

Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2019

need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.

Science and Technology Risk:  The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Micro Cap Growth Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

NOTE 9—NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”).  The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements.  The changes affect all companies that are required to include fair value measurement disclosures.  In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019.  An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.

Also in August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The Funds have adopted these changes into the financial statements.

NOTE 10—SUBSEQUENT EVENTS

In preparing these financial statements, the Corporation has evaluated events after August 31, 2019 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Jacob Funds Inc.
and the Shareholders of Jacob Internet Fund,
Jacob Small Cap Growth Fund and Jacob Micro Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Jacob Internet Fund, Jacob Small Cap Growth Fund and Jacob Micro Cap Growth Fund, each a series of shares in Jacob Funds Inc. (the “Funds”), including the schedules of investments, as of August 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Jacob Funds Inc. since 2010.

Philadelphia, Pennsylvania
October 30, 2019

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended August 31, 2019 for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/2019–8/31/2019) for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/19	Value 8/31/19	3/1/19–8/31/19*
Actual	$1,000.00	$1,046.10	$11.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.59	$11.70
_______________
*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.30% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/19	Value 8/31/19	3/1/19–8/31/19*
Actual	$1,000.00	$ 935.80	$9.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.38	$9.91
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/19	Value 8/31/19	3/1/19–8/31/19*
Actual	$1,000.00	$ 935.10	$10.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.86	$11.42
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.25% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/19	Value 8/31/19	3/1/19–8/31/19*
Actual	$1,000.00	$1,079.00	$10.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$10.16
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 2.00% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/19	Value 8/31/19	3/1/19–8/31/19*
Actual	$1,000.00	$1,077.70	$12.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.61	$11.67
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.30% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL TAX INFORMATION (Unaudited)

For the year ended August 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%.  The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Micro Cap Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2019 is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Micro Cap Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Micro Cap Growth Fund	0.00%

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

Information about Directors

The business and affairs of the Funds are managed under the direction of the Corporation’s Board of Directors.  Information pertaining to the Directors of the Corporation is set forth below.  The Statement of Additional Information includes additional information about the Corporation’s Directors and Officers and is available, without charge, upon request by calling toll-free 1-888-JACOB-FX (522-6239).

				Number of
		Term of		Portfolios
	Position(s)	Office &		in Fund	Other
	Held	Length		Complex	Directorships
	within the	of Time	Principal Occupation	Overseen	Held by
Name, Address and Age	Corporation	Served(1)	During Past Five Years	by Director	Director

Independent Directors:

William B. Fell	Director	Since	Chief Financial Officer, Rhoads	3	None
c/o Jacob Asset Management		1999	Industries, Inc., since 2012.
727 2nd St. #106
Hermosa Beach, CA 90254
Age: 50

Christopher V. Hajinian	Director	Since	Media Production, since 2011;	3	None
c/o Jacob Asset Management		1999	Property Management, since
727 2nd St. #106			2008.
Hermosa Beach, CA 90254
Age: 50

Jeffrey I. Schwarzschild	Director	Since	Chief Counsel, California	3	None
c/o Jacob Asset Management		1999	Conservation Corps, since
727 2nd St. #106			September 2011.
Hermosa Beach, CA 90254
Age: 48

Interested Director:

Ryan I. Jacob(2)	Director,	Since	Chairman and Chief Executive	3	None
c/o Jacob Asset Management	President,	1999	Officer of the Adviser since 1999.
727 2nd St. #106	Chairman of
Hermosa Beach, CA 90254	the Board
Age: 50	and Chief
	Executive
	Officer

(continued on next page)

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

(continued from previous page)

Term of
	Position(s)	Office &
	Held	Length
	within the	of Time	Principal Occupation
Name, Address and Age	Corporation	Served(1)	During Past Five Years

Officers:

Francis J. Alexander(3)	Vice	Since	Member of the Adviser and portfolio manager of the
c/o Jacob Asset Management	President,	1999	Internet Fund since inception in 1999; President,
727 2nd St. #106	Secretary and		Alexander Capital Management, Inc., March 1985 to
Hermosa Beach, CA 90254	Treasurer		June 2017.
Age: 75

Shane Morris(3)	Chief	Since	Operations Manager for the Adviser since July 2008.
c/o Jacob Asset Management	Compliance	July
727 2nd St. #106	Officer and	2008
Hermosa Beach, CA 90254	Anti-Money
Age: 42	Laundering
Compliance
Officer
__________
(1)	Each Director holds office during the lifetime of the Funds, until his termination, or until the election and qualification of his successor.
(2)	Ryan I. Jacob is deemed to be an “interested person” of the Funds (as defined in the 1940 Act) because of his affiliation with the Adviser.
(3)	Francis J. Alexander and Shane Morris are related to each other as stepfather and stepson, respectively.

Annual Report
August 31, 2019

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB MICRO CAP GROWTH FUND

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund and the Jacob Micro Cap Growth Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. William B. Fell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2019	FYE 8/31/2018
Audit Fees	$40,500	$40,500
Audit-Related Fees	$0	$0
Tax Fees	$6,000	$6,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2019	FYE 8/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant’s investment adviser and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2019	FYE 8/31/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
 Ryan Jacob, President/Principal Executive Officer

Date   October 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
 Ryan Jacob, President/Principal Executive Officer

Date   October 31, 2019

By (Signature and Title) /s/ Francis Alexander
Francis Alexander, Treasurer/Principal Financial Officer

Date   November 8, 2019